LEASES: (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of lease term and the discount rate related to Company's operating lease right-of-use assets and related lease liabilities

December 31, 2019
Weighted-average remaining lease term (in years)	3.2
Weighted-average discount rate	3.5

Schedule of components of lease expense and cash flows

December 31, 2019

Fixed payment and variable payments that depend on an index or rate	571

Schedule of Supplemental cash flow information related to operating leases

Year ended
December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	571
Right-of-use assets obtained in exchange for new operating lease liabilities	73

Schedule of maturity of lease liabilities under our non-cancelable operating leases

2020	409
2021	371
2022	363
2023	57
Total future minimum lease payments	1,200
Less: interest	(84)
Present value of operating lease liabilities	1,116

Schedule of future minimum lease payments of the operating lease liabilities under ASC 840 as of January 1, 2019

2019	537
2020	440
2021	410
2022	288
2023	51
Total future minimum lease payments	1,726